Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash and Cash Equivalent

The following is a reconciliation of cash, cash equivalents, and restricted cash and cash equivalents in the Consolidated Balance Sheets to the total of the amounts in the Consolidated Statements of Cash Flows:

	As of December 31,
	2025	2024	2023
Cash and cash equivalents	27,761	38,201	32,005
Restricted cash and cash equivalents	-	6,910	-
Total cash and cash equivalents, and restricted cash and cash equivalents	27,761	45,111	32,005

Schedule of Estimated Useful Lives	The estimated useful lives for all the Company’s property and equipment are as follows:
Life (Years)

Buildings and improvements	5 – 39
Mining equipment	5
Machinery and facility equipment	3 – 5
Servers, computer and network equipment	3